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                                         Dresdner RCM Global Investors LLC
                                         4 Embarcadero Center
                                         San Francisco, CA 94111

January 6, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Dresdner RCM Global Funds, Inc. (the "Company")
        File Nos. 33-97572 and 811-9100


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this certifies that the forms of Prospectus and Statement of Additional Information for the above referenced Company that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in the most recent amendment to the Company's registration statement, which was filed electronically under Rule 485(b) on December 31, 1998.

Sincerely,





/s/ George A. Rio
President, Treasurer and Chief Financial Officer